January 31, 2025

SUMMARY PROSPECTUS

SIMT Tax-Managed International Managed Volatility Fund (SMINX)

Class F

Before you invest, you may want to review the Fund's Prospectus, which contains information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Fund's Statement of Additional Information and annual and semi-annual reports, online at seic.com/fundprospectuses. You can also get this information at no cost by dialing 1-800-DIAL-SEI. The Fund's Prospectus and Statement of Additional Information, dated January 31, 2025, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website or phone number noted above.

seic.com

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Investment Goal

Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.33%*

* Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed International Managed Volatility Fund — Class F Shares	$135	$421	$729	$1,601

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed International Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities. These securities may include common stocks and real estate investment trusts (REITs) of all capitalization ranges. Under normal circumstances, the Fund will invest in securities of issuers that are located in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries.

The Fund uses a multi-manager approach to investing, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Fund's adviser (SIMC or the Adviser). This approach is intended to manage the risk characteristics of the Fund. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

The Fund seeks to achieve an absolute return similar to that of the broad international developed equity markets (International Market) in a tax-sensitive manner, but with lower absolute volatility. Over the long-term, the Fund seeks to achieve a return similar to that of the MSCI EAFE Index (Index), but with a lower level of volatility. Over shorter periods of time, however, due to its focus on absolute risk, the portfolio's country, sector and market capitalization exposures will typically vary from the International Market and it may experience significant performance deviations from the International Market. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that primarily exhibit a more stable historical or predicted price and earnings behavior (i.e. absolute risk), but also take into consideration low correlation attributes and expected returns. Generally, the Fund is likely to underperform in a steeply rising International Market, but seeks to mitigate losses in a falling International Market.

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The

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overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of tax management of the Fund's securities transactions. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

The Fund considers the security of an issuer to be "non-U.S." if the issuer is domiciled, incorporated, located and/or principally traded in a country other than the U.S. Developed market countries are those countries that are included in a developed markets index by a recognized index provider, or have similar developed characteristics, in each case determined at the time of purchase.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Principal Risks

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 14.33% (12/31/2022) Worst Quarter: -20.38% (03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2024)

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Tax-Managed International Managed Volatility Fund — Class F	1 Year	5 Years	Since Inception (10/17/2016)
Return Before Taxes	5.96%	2.28%	3.73%
Return After Taxes on Distributions	4.61%	1.62%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	4.19%	1.81%	3.00%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	5.53%	4.10%	6.17%
MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	5.42%	1.46%	4.25%
MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)	3.82%	4.73%	6.59%

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Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2025	Portfolio Manager
Jason Collins	Since 2016	Portfolio Manager, Head of Sub-Advised Equity
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan O. Bradley, Ph.D. Fanesca Young, Ph.D., CFA	Since 2016 Since 2023	Executive Vice President, Chief Investment Officer Senior Vice President, Director, Equity Portfolio Management
Allspring Global Investments, LLC	Harindra de Silva, Ph.D., CFA David Krider, CFA	Since 2016 Since 2016	Head of Alternative Equity, Co-Head of Systematic Research Senior Portfolio Manager
LSV Asset Management	Josef Lakonishok, Ph.D. Menno Vermeulen, CFA Puneet Mansharamani, CFA Greg Sleight Guy Lakonishok, CFA Jason Karceski, Ph.D.	Since 2016 Since 2016 Since 2016 Since 2016 Since 2016 Since 2016	Chief Executive Officer, Chief Investment Officer,
Partner, Portfolio Manager
Partner, Portfolio Manager
Partner, Portfolio Manager
Partner, Portfolio Manager
Partner, Portfolio Manager
Partner, Portfolio Manager
Parametric Portfolio Associates LLC	Paul Bouchey James Reber Jennifer Mihara	Since 2016 Since 2022 Since 2024	Global Head of Research Managing Director, Portfolio Management Managing Director, Head of Equity Fund Management

Purchase and Sale of Fund Shares

The minimum initial investment for Class F Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund generally are taxable and will be taxed as qualified dividend income, ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.